UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22085

Tortoise Tortoise Return Fund, LLC
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
 (Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Tortoise Total Return Fund, LLC
SCHEDULE OF INVESTMENTS
(Unaudited)
	September 30, 2009
	Shares	Fair Value
Master Limited Partnerships and Related Companies - 97.2% (1)
Crude/Refined Products Pipelines - 45.4% (1)
Buckeye Partners, L.P.	19,900	$963,359
Enbridge Energy Partners, L.P.	26,590	1,198,145
Holly Energy Partners, L.P.	5,800	226,258
Kinder Morgan Management, LLC (2)	40,001	1,894,034
Magellan Midstream Partners, L.P.	37,800	1,421,280
NuStar Energy L.P.	18,210	944,006
Plains All American Pipeline, L.P.	44,740	2,071,015
SemGroup Energy Partners, L.P.	11,752	72,275
Sunoco Logistics Partners L.P.	24,400	1,445,700
TEPPCO Partners, L.P.	18,200	631,904
		10,867,976

Natural Gas/Natural Gas Liquids Pipelines - 36.0% (1)
Boardwalk Pipeline Partners, LP	59,600	1,479,272
El Paso Pipeline Partners, L.P.	47,600	986,748
Energy Transfer Equity, L.P.	32,933	922,124
Energy Transfer Partners, L.P.	32,600	1,387,130
Enterprise Products Partners L.P.	42,900	1,214,928
ONEOK Partners, L.P.	22,242	1,176,824
Spectra Energy Partners, LP	39,600	963,072
Williams Pipeline Partners L.P.	24,650	472,294
		8,602,392

Natural Gas Gathering/Processing - 11.9% (1)
Copano Energy, L.L.C.	27,900	507,780
DCP Midstream Partners, LP	19,300	479,605
Duncan Energy Partners L.P.	24,300	485,028
MarkWest Energy Partners, L.P.	22,200	524,586
Targa Resources Partners LP	26,000	487,760
Western Gas Partners LP	20,600	364,620
		2,849,379

Propane Distribution - 3.9% (1)
Inergy, L.P.	31,760	945,813

Total Master Limited Partnerships and Related Companies (Cost $19,010,109)		23,265,560

Short-Term Investment - 3.3% (1)
Fidelity Institutional Government Portfolio - Class I, 0.10%(3) (Cost $784,401)	784,401	784,401

Total Investments - 100.5% (1) (Cost $19,794,510)		24,049,961
Liabilities in Excess of Cash and Other Assets - (0.5%) (1)		(127,071)
Total Members' Capital - 100.0% (1)		$23,922,890

(1) Calculated as a percentage of members' capital.
(2) Security distributions are paid-in-kind.
(3) Rate indicated is the current yield as of September 30, 2009.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On April 9, 2009, the FASB issued FASB Staff Position (FSP) No. FAS 107-1 and APB 28-1, Interim Disclosures About Fair Value of Financial Instruments, which amends FASB Statement No. 107, Disclosures About Fair Value of Financial Instruments (“FSP 107-1”), to require disclosures about fair value of financial instruments for interim financial statements of publicly traded companies as well as in annual financial statements.  FSP 107-1 also amends APB Opinion No. 28, Interim Financial Reporting, to require those disclosures in summarized financial information at interim reporting periods.  FSP 107-1 is effective for interim reporting periods ending after June 15, 2009.  The adoption of FSP 107-1 did not have a significant impact on the Company’s financial statements.

The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of September 30, 2009. These assets are measured on a recurring basis.

Fair Value Measurements at Reporting Date Using
Description	Fair Value at September 30, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity Securities
Master Limited Partnerships and Related Companies(a)	$ 23,265,560	$ 23,265,560	$ -	$ -
Total Equity Securities	$ 23,265,560	$ 23,265,560	$ -	$ -
Other
Short-Term Investments(b)	$ 784,401	$ 784,401	$ -	$ -
Total Other	$ 784,401	$ 784,401	$ -	$ -
Total	$ 24,049,961	$ 24,049,961	$ -	$ -

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investments that are sweep investments for cash balances in the Company at September 30, 2009.

As of September 30, 2009, the aggregate cost of securities for federal income tax purposes was $19,568,199.  At September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,022,498, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $540,736 and the net unrealized appreciation was $4,481,762.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Total Return Fund, LLC

Date: October 27, 2009	By:	/s/ Kenneth P. Malvey
Kenneth P. Malvey
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Total Return Fund, LLC

Date: October 27, 2009	By:	/s/ Kenneth P. Malvey
Kenneth P. Malvey
Chief Executive Officer

Tortoise Total Return Fund, LLC

Date: October 27, 2009	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer